Description of Business	4 Months Ended
Jun. 30, 2013
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Description of Business

NOTE 1 – DESCRIPTION OF BUSINESS

Arkadia International, Inc. (the “Company”) was incorporated under the laws of the State of Nevada on February 21, 2013 the primary operations of the business will be the acquisition of in demand equipment, cars, goods with the intent to resale these in US territory or export to overseas countries. With the US dollar at an all time valuation low, export businesses have thrived as overseas suppliers can purchase substantial inventories at relatively low prices.

The Company provides this service for individuals, retail customers as well as companies The Company is a development-stage enterprise company and its planned principal activities are to provide export cars and parts out of US territory.

As a development-stage, the Company had limited operating revenues through June 30, 2013. Recorded revenues were generated from clients’ payments and commissions earned through contracted services.

The Company is currently devoting substantially all of its present efforts to securing and establishing a new business.